Consolidated Statements of Cash Flows $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
OPERATING ACTIVITIES
Income (loss) for the year	$ 88,981	$ (27,010)
Adjustments for:
Interest and accretion expense (note 7)	6,891	11,838
Income tax expense	87,281	34,604
Income taxes paid	(14,523)	(27,848)
Income tax instalments paid	(28,174)	(28,910)
Payment of cash settled RSUs and DSUs		(466)
Interest income not related to operating activities	(4,136)
Adjustments for items not affecting cash:
Depreciation and depletion	41,090	29,153
Share based payments expense (note 20)	4,815	3,221
Fair value adjustments on financial instruments	(3,138)
Unrealized foreign exchange loss (gain)	(6,701)	(843)
Loss on impairment of exploration properties		72,743
Loss on extinguishment of Credit Facility		1,547
Other	433	866
Cash provided by operating activities before changes in non-cash working capital	172,819	68,895
Changes in non-cash working capital (note 22(b))	1,800	(3,599)
Cash provided by operating activities	174,619	65,296
INVESTING ACTIVITIES
Purchase of plant and equipment	(16,110)	(8,149)
Expenditures on mineral properties	(13,318)	(12,705)
Acquisition of Contact Gold Corp., net of cash received (note 12)	(2,666)
Deposits and payments on long term assets	1,575
Deposits and payments on long term assets		(496)
Restricted cash and environmental bonding	213	2,422
Value added taxes and interest received	8,368
Payment pursuant to the Layback Agreement		(22,800)
Cash used in investing activities	(21,938)	(41,728)
FINANCING ACTIVITIES
Proceeds from issuance of common shares, net		18,434
Principal repayments (note 15)	(88,350)	(36,559)
Proceeds from exercise of stock options and warrants	9,025	7,760
Interest paid	(5,886)	(11,797)
Lease payments	(1,351)	(969)
Cash used in financing activities	(86,562)	(23,131)
Effects of exchange rate changes on cash	(1,902)	(83)
Net increase in cash	64,217	354
Cash, beginning of year	96,632	96,278
CASH, END OF YEAR	$ 160,849	$ 96,632